Senior Notes (Details 1) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Senior Convertible Notes Due 2012 [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Conversion Price	$ 74.56
Option Price	$ 82.71
Maximum Common Shares	1.1
Option Cost	$ 32.60
Senior Convertible Notes Due 2040 [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Conversion Price	$ 16.19